SHARE CAPITAL (Schedule of stock options outstanding and exercisable) (Details) - $ / shares	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 0.75	$ 0.84	$ 1.22
Outstanding	4,810,000	5,615,000	6,965,000
Exercisable	4,409,998
August 17, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 0.7
Outstanding	3,560,000
Exercisable	3,560,000
January 28, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1.5
Outstanding	150,000
Exercisable	150,000
October 9, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1
Outstanding	500,000
Exercisable	500,000
February 10, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 0.7
Outstanding	600,000
Exercisable	199,998